Trade Receivables, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Receivables [Abstract]
TRADE RECEIVABLES, NET
Note 2 – TRADE RECEIVABLES, NET

As of September 30, 2013 and June 30, 2013, trade receivables consist of the following:

	9/30/2013	6/30/2013
Trade receivables	$29,030,945	$27,740,315
Allowance for bad debt	(838,281)	(731,475)
Total trade receivables, net	$28,192,664	$27,008,840

Note 3 – TRADE RECEIVABLES, NET

As of June 30, 2013 and 2012, trade receivables consist of the following:

	2013	2012
Trade receivables	$27,740,315	$27,328,853
Allowance for bad debt	(731,475)	(751,563)
Total trade receivables, net	$27,008,840	$26,577,290